Shareholder Report	6 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST
Entity Central Index Key	0001318342
Document Period End Date	May 31, 2024
C000121983 [Member]
Shareholder Report [Line Items]
Fund Name	Riverbridge Growth Fund
Class Name	Institutional Class
Trading Symbol	RIVBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Riverbridge Growth Fund (“Fund”) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.riverbridge.com. You can also request this information by contacting us at (888) 447-4470.
Additional Information Phone Number	(888) 447-4470
Additional Information Website	www.riverbridge.com
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Riverbridge Growth Fund (Institutional Class/RIVBX)	$51	0.96%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.96%
Net Assets	$ 212,749,168
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 737,803
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$212,749,168
Total number of portfolio holdings	46
Total advisory fee paid/(reimbursed)	$737,803
Portfolio turnover rate as of the end of the reporting period	4%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Microsoft Corp.	7.8%
NVIDIA Corp.	7.7%
Amazon.com, Inc.	4.3%
HEICO Corp.	4.2%
CoStar Group, Inc.	3.3%
Analog Devices, Inc.	3.2%
Tyler Technologies, Inc.	3.2%
Fastenal Co.	3.0%
West Pharmaceutical Services, Inc.	2.9%
Rollins, Inc.	2.7%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	7.8%
NVIDIA Corp.	7.7%
Amazon.com, Inc.	4.3%
HEICO Corp.	4.2%
CoStar Group, Inc.	3.3%
Analog Devices, Inc.	3.2%
Tyler Technologies, Inc.	3.2%
Fastenal Co.	3.0%
West Pharmaceutical Services, Inc.	2.9%
Rollins, Inc.	2.7%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000121984 [Member]
Shareholder Report [Line Items]
Fund Name	Riverbridge Growth Fund
Class Name	Investor Class
Trading Symbol	RIVRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Riverbridge Growth Fund (“Fund”) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.riverbridge.com. You can also request this information by contacting us at (888) 447-4470.
Additional Information Phone Number	(888) 447-4470
Additional Information Website	www.riverbridge.com
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Riverbridge Growth Fund (Investor Class/RIVRX)	$64	1.21%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.21%
Net Assets	$ 212,749,168
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 737,803
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$212,749,168
Total number of portfolio holdings	46
Total advisory fee paid/(reimbursed)	$737,803
Portfolio turnover rate as of the end of the reporting period	4%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Microsoft Corp.	7.8%
NVIDIA Corp.	7.7%
Amazon.com, Inc.	4.3%
HEICO Corp.	4.2%
CoStar Group, Inc.	3.3%
Analog Devices, Inc.	3.2%
Tyler Technologies, Inc.	3.2%
Fastenal Co.	3.0%
West Pharmaceutical Services, Inc.	2.9%
Rollins, Inc.	2.7%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	7.8%
NVIDIA Corp.	7.7%
Amazon.com, Inc.	4.3%
HEICO Corp.	4.2%
CoStar Group, Inc.	3.3%
Analog Devices, Inc.	3.2%
Tyler Technologies, Inc.	3.2%
Fastenal Co.	3.0%
West Pharmaceutical Services, Inc.	2.9%
Rollins, Inc.	2.7%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.